Significant Risks and Uncertainties Including Business and Credit Concentrations - Revenue Concentration Risk (Details) - Customer concentration	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Percentage of Net Revenue: | Payor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	16.00%	17.00%	17.00%	15.00%
Percentage of Net Revenue: | Payor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	17.00%	13.00%	14.00%	15.00%
Percentage of Gross Receivables: | Payor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	21.00%	19.00%	19.00%	11.00%
Percentage of Gross Receivables: | Payor C
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	13.00%	14.00%	14.00%	21.00%